Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Jul. 02, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 137,917		$ 0
Prepaids and other current assets	14,084		0
Receivable from related party	405		0
Total current assets	152,406		0
HYPE digital assets	1,904,052		0
Equity method investment	2,675		0
Other non-current assets	875		0
Total assets	2,060,008		0
Current liabilities
Accounts payable	1,190		597
Other current liabilities	2,472		0
Total current liabilities	3,662		597
Accounts payable and accrued expenses		$ 2,425
Deferred tax liability	183,475		0
Total liabilities	187,137	2,425	597
Commitments and Contingencies
Stockholders' equity (deficit):
Series A Preferred stock, $0.01 par value, 100,000,000 and 0 shares authorized as of June 30, 2026 and June 30, 2025, respectively; 166,173 and 0 shares issued and outstanding as of June 30, 2026, and June 30, 2025, respectively	2
Common stock, $0.01 par value, 2,000,000,000 and 0 shares authorized as of June 30, 2026 and June 30, 2025, respectively; 203,617,555 shares issued and 200,550,458 shares outstanding (excluding treasury shares of 3,067,097) as of June 30, 2026, and 0 shares issued and 0 shares outstanding (excluding treasury shares of 0) as of June 30, 2025	2,036	0	0
Additional paid-in capital	1,576,369		0
Retained earnings (accumulated deficit)	304,945	(2,425)	(597)
Treasury stock, at cost; 3,067,097 and 0 shares as of June 30, 2026, and June 30, 2025, respectively	(10,481)		0
Total stockholders' equity (deficit)	1,872,871	(2,425)	(597)
Total liabilities and stockholders' equity (deficit)	$ 2,060,008	$ 0	$ 0